IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	$ 8,379	$ 8,325
Operating lease [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	5,760
Purchase obligations [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	2,055
Pension contribution [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	194
Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	176
Investment commitments [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	194
Less than 1 month [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	331	625
Less than 1 month [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	41
Less than 1 month [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	97
Less than 1 month [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	16
Less than 1 month [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	176
Less than 1 month [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	1
Later than one months and not later than three months [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	304	405
Later than one months and not later than three months [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	83
Later than one months and not later than three months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	185
Later than one months and not later than three months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	32
Later than one months and not later than three months [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	0
Later than one months and not later than three months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	4
3 - 6 months [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	370	386
3 - 6 months [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	124
3 - 6 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	198
3 - 6 months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	48
3 - 6 months [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	0
3 - 6 months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	0
6 - 9 months [Member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	347	324
6 - 9 months [Member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	124
6 - 9 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	174
6 - 9 months [Member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	49
6 - 9 months [Member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	0
6 - 9 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	0
9 - 12 months [Member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	342	330
9 - 12 months [Member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	122
9 - 12 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	167
9 - 12 months [Member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	49
9 - 12 months [Member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	0
9 - 12 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	4
1 - 2 years [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	970	973
1 - 2 years [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	472
1 - 2 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	496
1 - 2 years [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	0
1 - 2 years [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	0
1 - 2 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	2
2 - 5 years [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	1,964	1,805
2 - 5 years [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	1,289
2 - 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	672
2 - 5 years [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	0
2 - 5 years [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	0
2 - 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	3
Over 5 years [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	3,751	$ 3,477
Over 5 years [member] | Operating lease [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	3,505
Over 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	66
Over 5 years [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	0
Over 5 years [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	0
Over 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [Line Items]
Contractual obligations	$ 180